Commitments and Contingencies	12 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

16. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, the Company may be subject to legal proceedings, investigations and claims incidental to the conduct of our business. The Company currently have two contract disputes with our suppliers, Jiangsu Anruida New Material Company Limited (“Anruida”) and Zhuhai Titans New Power Electric Co., Ltd. (“Titans”).

On October 21, 2019, Anruida commenced an action against Hengmao Power Battery in Changzhou Wujin District Intermediate People’s Court alleging that Hengmao Power Battery defaulted on the contract payment of RMB958,805.40 (approximately $148,804) and seeking for, among others, the payment of the contractual payment and the interest on the contractual payment. The appellate court has rendered its judgment on January 28, 2021, pursuant to which Hengmao Power Battery shall repay RMB958,805.40 and accrued interests. The Company properly accrued the repayment amount and interest as of September 30, 2021.

On January 6, 2020, Titans commenced an action against Hengmao Power Battery in Changzhou Wujin District Intermediate People’s Court alleging that Hengmao Power Battery defaulted on the payment of RMB1,072,560 (approximately $166,459) and seeking for, among others, the payment of the contractual payment. However, the Company plan to defend the case rigorously. The appellate court has rendered its judgment on January 27, 2021, pursuant to which Hengmao Power Battery shall repay RMB1,072,560 (approximately $166,459), accrued interests and attorney’s fees. The Company properly accrued the repayment amount and interest as of September 30, 2021.

Other than disclosed above, the Company are not a party to, nor are we aware of, any legal proceedings, investigations or claims which, in the opinion of our management, are likely to have a material adverse effect on our business, financial condition or results of operations.

Operating Leases

The Company leases its offices under non-cancelable operating lease agreements. Rent and related utilities expense under all operating leases, included in operating expenses in the Consolidated Statements of Operations and Comprehensive Income (loss), amounted to $130,940, $165,891 and $ 281,102 for the fiscal years ended September 30, 2019, 2020 and 2021, respectively.

The following table presents future minimum rental payments required under operating leases as of September 30, 2021:

Years ending September 30,	Amount
2022	$219,020
2023	141,527
2024	83,807
2025	54,319
2026 and thereafter	-
$498,673